Financial instruments	12 Months Ended
Jun. 30, 2026
Financial instruments
Financial instruments

21.Financial instruments

Financial risk management

Overview

The Group has exposure to the following risks arising from financial instruments:

-	credit risk
-	liquidity risk
-	market risk
-	currency risk

This note presents information about the Group’s exposure to each of the above risks, the Group’s objectives, policies and processes for measuring and managing risk, and the Group’s management of capital.

21.Financial instruments (continued)

Risk management framework

The Company’s board of Directors has overall responsibility for the establishment and oversight of the Group’s risk management framework.

The Group’s risk management policies are established to identify and analyse the risks faced by the Group, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Group’s activities. The Group, through its training, management standards and procedures, aims to develop a disciplined and constructive control environment in which all employees understand their roles and obligations.

Cost may be an appropriate estimation of fair value at the measurement date only in limited circumstances, such as for a pre-revenue entity when there is no catalyst for change in fair value, or if the transaction date is relatively close to the measurement date. Other indicators include insufficient recent information; a wide range of possible fair values and cost represents the best estimate.

Financial assets carried at amortised cost

	As at 30	As at 30
	June 2026	June 2025
	US$’000	US$’000
Cash and cash equivalents	52,459	1,873
Trade and other receivables	22	—
Award receivable	1,896	—
Other non-current assets	358	—
Amounts due from related parties	—	—
	54,735	1,873

Financial liabilities carried at amortised cost

	As at 30	As at 30
	June 2026	June 2025
	US$’000	US$’000
Trade and other payables	3,642	1,710
	3,642	1,710

Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations.

21.Financial instruments (continued)

Exposure to credit risk

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was as follows:

	As at 30	As at 30
	June 2026	June 2025
		(restated)
	US$’000	US$’000
Cash and cash equivalents	52,459	1,873
Trade and other receivables	22	125
Award receivable	1,896	—
Other non-current assets	358	—
Amounts due from related parties	—	—
	54,735	1,998

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.

The following are the contractual maturities of financial liabilities, including estimated interest payments and excluding the impact of netting agreements.

Non-derivative financial liabilities carried at amortised cost

	Carrying	2 months		More than
	amount	or less	3-12 months	1 year
30 June 2026	US$’000	US$’000	US$’000	US$’000
Trade and other payables	3,642	3,528	114	—
	3,642	3,528	114	—

Exposure to credit risk

	Carrying	2 months		More than
	amount	or less	3-12 months	1 year
30 June 2025 (restated)	US$’000	US$’000	US$’000	US$’000
Trade and other payables	1,710	1,710	—	—
	1,710	1,710	—	—

Comparative information has been restated to include accrued expenses within trade and other payables which were omitted from the prior year disclosure.

The Group reviews its facilities regularly to ensure that it has adequate funds for operations and expansion plans.

Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices will affect the Group’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimising the return. Due to the nature of the Group’s operations, it will be mainly exposed to fluctuations in the price of tungsten, copper and gold. The Group, where able, will look to hedge its foreign currency exposure.

21.Financial instruments (continued)

Currency risk

The Group operates internationally and is exposed to foreign currency risk arising on cash and cash equivalents and receivables denominated in a currency other than the respective functional currencies of Group entities. The main currency in which these transactions primarily are denominated are US Dollars (USD). The following balances that were held in foreign currency at the reporting date are:

	30 June	30 June
	2026	2025
Net foreign currency financial assets/(liabilities)	US$’000	US$’000
GBP	107	1,258
AUD	—	(8)
Total net exposure	107	1,250

Sensitivity analysis

A 10 per cent strengthening of USD against the respective currencies at 30 June would have increased/(decreased) equity and profit or loss by the amounts shown below:

	Profit and Loss		Equity
	30 June	30 June	30 June	30 June
	2026	2025	2026	2025
	US$’000	US$’000	US$’000	US$’000
GBP	(11)	(126)	(11)	(126)
AUD	—	1	—	1
Total net exposure	(11)	(125)	(11)	(125)

A 10 per cent weakening of USD against the respective currencies would have an equal but opposite effect.

Capital risk management

The Group’s policy is to maintain a strong capital base to maintain investor, creditor and market confidence and to sustain future development of the business. The capital structure of the business consists of cash and cash equivalents, debt and equity, which at 30 June 2026 for the Group totalled US$93,633k (2025: US$18,178k). The total cash and cash equivalents is set out above and in note 15.

Fair values and carrying amounts

The carrying values of financial assets and liabilities are all approximate to their fair values per the statement of financial position.